Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Asset Retirement Obligations [abstract]
Summary of asset retirement obligations

	Turkey	Canada	Greece	Romania	Brazil	Total

At January 1, 2021	$44,816	$12,961	$51,940	$1,661	$—	$111,378
Acquired during the year	—	3,300	—	—	—	3,300
Accretion during the year	608	131	649	24	—	1,412
Revisions to estimate	10,209	(554)	220	11,803	—	21,678
Settlements	(1,039)	—	(1,274)	—	—	(2,313)
At December 31, 2021	$54,594	$15,838	$51,535	$13,488	$—	$135,455
Less: Current portion	—	—	(4,088)	—	—	(4,088)
Long term portion	$54,594	$15,838	$47,447	$13,488	$—	$131,367

Estimated undiscounted amount	$71,404	$18,416	$68,704	$19,062	$—	$177,586

	Turkey	Canada	Greece	Romania	Brazil(1)	Total

At January 1, 2020	$39,196	$12,638	$42,650	$1,533	$—	$96,017
Accretion during the year	753	243	863	34	52	1,945
Revisions to estimate	5,539	80	10,056	94	—	15,769
Settlements	(672)	—	(1,629)	—	—	(2,301)
Disposal	—	—	—	—	(52)	(52)
At December 31, 2020	$44,816	$12,961	$51,940	$1,661	$—	$111,378
Less: Current portion	—	—	(4,701)	—	—	(4,701)
Long term portion	$44,816	$12,961	$47,239	$1,661	$—	$106,677

Estimated undiscounted amount	$56,752	$14,218	$65,564	$2,153	$—	$138,687

(1) The Vila Nova iron ore mine was sold in 2020 and has been presented with discontinued operations (see Note 7).

Summary of present value of estimated future net cash outflows
The provision is calculated as the present value of estimated future net cash outflows based on the following key assumptions:

	Turkey	Canada	Greece	Romania
	%	%	%	%
At December 31, 2021
Inflation rate	1.3 to 1.9	1.5	0.7 to 1.9	1.9
Discount rate	1.3 to 1.9	1.5	0.7 to 1.9	1.9

At December 31, 2020
Inflation rate	0.7 to 1.5	0.9	0.4 to 1.7	1.5
Discount rate	0.7 to 1.5	0.9	0.4 to 1.7	1.5